Share-Based Compensation (Details)			6 Months Ended			12 Months Ended
	Mar. 28, 2024 $ / shares shares	Sep. 09, 2020 ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 ¥ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)
Share-Based Compensation [Line Items]
Ordinary shares							1,600,000	1,600,000
Revenue exceeds (in Dollars) | $							$ 352,000,000	$ 258,000
Earnout price per share (in Dollars per share) | $ / shares			$ 6.11
Earnout shares
Shares issued	8,800,000
Fair value of shares grant date per share | (per share)	$ 7.05			¥ 25.71
Share-based compensation expenses (in Dollars) | $			$ 62,040,000
Employees granted restricted shares vesting period			5 years
Employees subscription payment (in Dollars) | $									$ 1,553,000
Compensation expenses (in Dollars) | $			$ 745,000		$ 776,000
Restricted shares			2,236
Weighted-average period			1 year 2 months 8 days
Share Based Compensation [Member]
Share-Based Compensation [Line Items]
Fair value of shares grant date per share | $ / shares			$ 3.94
Employees granted restricted shares vesting rate			20.00%
Equity Incentive Plan 2024 [Member]
Share-Based Compensation [Line Items]
Shares issued	8,800,000
Share Incentive Plan 2020 [Member]
Share-Based Compensation [Line Items]
Employees shares granted		2,500,000
Employees contribution price per share (in Yuan Renminbi per share) | ¥ / shares		¥ 4.2
Forecast [Member]
Share-Based Compensation [Line Items]
Ordinary shares						1,600,000
Revenue exceeds (in Dollars) | $						$ 459,000,000